Goodwill (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Intangible assets and goodwill [Line Items]
Goodwill	$ 136,969,434	$ 131,172,835
Other increases (decreases)	19,526,568	11,604,421
Conversion effect	(13,729,969)	2,377,651
Changes	5,796,599	13,982,072
Gross carrying amount [member]
Intangible assets and goodwill [Line Items]
Goodwill	$ 136,969,434	$ 131,172,835	$ 117,190,763